Schedule of flow-through share premium liability (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2026	Feb. 28, 2026
IfrsStatementLineItems [Line Items]
Balance, beginning of the period	$ 182,800
Balance, end of the period	2,286,955	$ 182,800
Share premium [member]
IfrsStatementLineItems [Line Items]
Balance, beginning of the period	182,800	718,477
Liability incurred through FT shares issued	2,966,923	722,714
Amortization for the period	(862,768)	(1,258,391)
Balance, end of the period	$ 2,286,955	$ 182,800